Schedule of Notes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Loss on debt issuance			$ 208,000	$ 443,000	$ 444,000	$ 653,208
Loss on extinguishment	$ 715,000	$ 146,000	715,000	4,489,000	4,488,627	680,762
Agile Term Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2024			1,728,487	3,143,000	3,143,000
Issuance of convertible notes			90,000		4,262,500
Loss on debt issuance			30,000		110,500
Loss on extinguishment			58,000		2,402,732
Repayments in cash			(52,000)		(8,079,300)
Conversions			(1,897,000)		(284,000)
Change in fair value			113,000		173,055
Balance at December 31, 2025	70,000		70,000		1,728,487	3,143,000
Outstanding principal balance	55,000		55,000		1,839,433
Accrued interest
Thousand Eight Hundred Diagonal Note [Member]
Debt Instrument [Line Items]
Balance at December 31, 2024			746,987	432,000	432,000
Issuance of convertible notes			571,000		1,297,200
Loss on debt issuance			16,000		140,215
Repayments in cash			(243,000)		(615,457)
Conversions			(521,000)		(457,493)
Change in fair value			184,000		(49,478)
Balance at December 31, 2025	754,000		754,000		746,987	432,000
Outstanding principal balance	619,000		619,000		721,938
Accrued interest	78,000		78,000		71,015
3iLP Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2024			1,856,000
Issuance of convertible notes			2,121,000		6,450,000
Loss on debt issuance			1,039,000		3,349,000
Repayments in cash					(1,291,516)
Conversions			(3,963,000)		(4,343,116)
Change in fair value			(569,000)		(2,308,368)
Balance at December 31, 2025	484,000		484,000		1,856,000
Outstanding principal balance	440,000		440,000		1,709,091
Accrued interest	44,000		44,000		170,909
Boot Capital Notes [Member]
Debt Instrument [Line Items]
Balance at December 31, 2024			115,836
Issuance of convertible notes					100,000
Loss on debt issuance					12,611
Repayments in cash			(66,000)
Conversions
Change in fair value			14,000		3,225
Balance at December 31, 2025	64,000		64,000		115,836
Outstanding principal balance	59,000		59,000		115,000
Accrued interest					1,670
TVT Capital Issuance [Member]
Debt Instrument [Line Items]
Balance at December 31, 2024
Issuance of convertible notes			600,000
Loss on debt issuance			162,000
Repayments in cash			(185,000)
Change in fair value			24,000
Balance at December 31, 2025	601,000		601,000
Outstanding principal balance	472,000		472,000
Accrued interest